Investment properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Fair value at the beginning of the year	$ 2,178,340
Net gain / (loss) from fair value adjustment	(348,674)	$ (191,996)	$ 132,817
Currency translation adjustment	(30,716)	(1,375)	(33,022)
Fair value at the end of the year	1,750,304	2,178,340
Level 2 of fair value [Member]
Statement [Line Items]
Fair value at the beginning of the year	1,521,089	1,743,564
Additions	4,459	12,324
Disposals	39,619	96,441
Transfers	(40,849)	12,081
Net gain / (loss) from fair value adjustment	(345,578)	(157,086)
Additions of capitalized leasing costs	16	50
Depreciation of capitalized leasing costs	(135)	(68)
Currency translation adjustment	(12,159)	6,665
Fair value at the end of the year	1,087,224	1,521,089	1,743,564
Level 3 [Member] | Operations Center in Argentina [Member]
Statement [Line Items]
Fair value at the beginning of the year	657,251	678,686
Additions	8,894	10,072
Disposals	0	0
Transfers	(7)	3,277
Net gain / (loss) from fair value adjustment	(3,096)	(34,910)
Additions of capitalized leasing costs	214	189
Depreciation of capitalized leasing costs	(176)	(63)
Currency translation adjustment	0	0
Fair value at the end of the year	$ 663,080	$ 657,251	$ 678,686